Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
				December 31
		2012		2011
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding, beginning of year	2,505	$23.28	2,646	$21.23
Granted, during the year	210	$20.51	-	$-
Exercised, during the year	(28)	$(14.42)	(141)	$(16.02)
Forfeited, during the year	-	$-	-	$-
Expired, during the year	-	$-	-	$-
Outstanding, end of year	2,687	$23.59	2,505	$23.28
Options outstanding, exercisable	2,477		2,505
Weighted average grant date market value	$22.28		$20.68
Weighted average remaining contractual life (in years)	5.1		5.8

				December 31
			2012	2011

Share based compensation recovery			$(110)	$(6,808)
Unrecognized compensation costs for share based compensation			$1,070	$-
Share based compensation accrued			$3,730	$3,757

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2012	2011

Grant date - February 14, 2006
Dividend yield	2.8%	2.5%
Expected volatility	16.9%	20.9%
Risk free interest rate	1.0%	0.9%
Expected remaining life, stated in years	0.7	1.7
Fair value, per option (in Canadian dollars)	$0.01	$0.19

Grant date - August 25, 2008
Dividend yield	2.8%	2.5%
Expected volatility	22.2%	23.1%
Risk free interest rate	1.0%	0.9%
Expected remaining life, stated in years	1.2	2.2
Fair value, per option (in Canadian dollars)	$2.50	$2.26

Grant date - January 9, 2009
Dividend yield	2.8%	2.5%
Expected volatility	23.8%	22.3%
Risk free interest rate	1.1%	1.0%
Expected remaining life, stated in years	1.5	2.5
Fair value, per option (in Canadian dollars)	$2.82	$2.30

Grant date - November 11, 2010
Dividend yield	2.8%	2.5%
Expected volatility	22.2%	38.3%
Risk free interest rate	1.1%	1.2%
Expected remaining life, stated in years	3.0	4.0
Fair value, per option (in Canadian dollars)	$2.26	$4.20

Grant date - August 20, 2012
Dividend yield	2.8%	-
Expected volatility	36.4%	-
Risk free interest rate	1.2%	-
Expected remaining life, stated in years	4.3	-
Fair value, per option (in Canadian dollars)	$5.56	$-

Schedule of Unvested Restricted Stock Units Roll Forward [Table Text Block]
		December 31
	2012	2011

Outstanding, beginning of year	252	277
Granted, during the year	50	185
Vested, during the year	(107)	(210)
Forfeited, during the year	(23)	-
Outstanding, end of year	172	252
Weighted average remaining life	1.74	1.49
Restricted share expense	$2,034	$2,107

Schedule of Unrecognized Compensation Cost, Nonvested Awards [Table Text Block]
2013	$915
2014	551
2015	65
2016	-
$1,531

Schedule of Nonvested Performance-based Units Activity [Table Text Block]
		2012		2011
	Number of PSUs	Weighted average grant date fair value	Number of PSUs	Weighted average grant date fair value

Outstanding, beginning of year	-	$-	-	$-
Granted, during the year	333	$20.04	-	$-
Vested, during the year	-	$-	-	$-
Forfeited, during the year	-	$-	-	$-
Outstanding, end of year	333	$20.04	-	$-

			2012	2011
PSU expense			$1,185	$-
Unrecognized compensation cost for PSU's			$2,218	$-
PSU compensation cost accrued			$1,188	$-

In calculating the fair value of the PSU's at December 31, the following weighted average assumptions were used:

			2012	2011

Grant date - March 16, 2012
Dividend yield			2.8%	-
Expected volatility			21.1%	-
Risk free interest rate			1.1%	-
Expected remaining life, stated in years			2.0	-
Fair value per PSU (in Canadian dollars)			$20.32	$-